UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07692

Legg Mason Investors Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON INVESTORS TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT

AMERICAN LEADING COMPANIES TRUST

FORM N-Q

JANUARY 31, 2011

LEGG MASON CAPITAL MANAGEMENT AMERICAN LEADING COMPANIES TRUST

Schedule of investments (unaudited)	January 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 7.5%
Media - 4.2%
CBS Corp., Class B Shares	125,000	$2,478,750
Time Warner Inc.	200,000	6,290,000

Total Media		8,768,750

Specialty Retail - 3.3%
Best Buy Co. Inc.	40,000	1,360,000
Lowe’s Cos. Inc.	120,000	2,976,000
TJX Cos. Inc.	55,000	2,606,450

Total Specialty Retail		6,942,450

TOTAL CONSUMER DISCRETIONARY		15,711,200

CONSUMER STAPLES - 6.7%
Beverages - 0.6%
PepsiCo Inc.	18,000	1,157,580

Food & Staples Retailing - 1.7%
Safeway Inc.	90,000	1,862,100
Wal-Mart Stores Inc.	31,000	1,738,170

Total Food & Staples Retailing		3,600,270

Food Products - 0.7%
Kellogg Co.	28,000	1,408,400

Household Products - 1.4%
Colgate-Palmolive Co.	23,500	1,804,095
Procter & Gamble Co.	19,000	1,199,470

Total Household Products		3,003,565

Tobacco - 2.3%
Philip Morris International Inc.	85,000	4,865,400

TOTAL CONSUMER STAPLES		14,035,215

ENERGY - 8.1%
Energy Equipment & Services - 4.9%
Baker Hughes Inc.	50,000	3,425,500
Noble Corp.	75,000	2,868,750
Transocean Ltd.	50,000	3,996,500	*

Total Energy Equipment & Services		10,290,750

Oil, Gas & Consumable Fuels - 3.2%
Apache Corp.	28,000	3,342,080
ConocoPhillips	25,000	1,786,500
Exxon Mobil Corp.	20,000	1,613,600

Total Oil, Gas & Consumable Fuels		6,742,180

TOTAL ENERGY		17,032,930

FINANCIALS - 20.8%
Capital Markets - 4.4%
Goldman Sachs Group Inc.	25,000	4,090,500
Morgan Stanley	120,000	3,528,000
State Street Corp.	35,000	1,635,200

Total Capital Markets		9,253,700

Commercial Banks - 1.4%
Wells Fargo & Co.	87,500	2,836,750

Consumer Finance - 2.7%
American Express Co.	30,000	1,301,400
Capital One Financial Corp.	90,000	4,334,400

Total Consumer Finance		5,635,800

Diversified Financial Services - 5.3%
Bank of America Corp.	160,000	2,196,800
Citigroup Inc.	460,000	2,217,200	*
JPMorgan Chase & Co.	148,000	6,651,120

Total Diversified Financial Services		11,065,120

Insurance - 7.0%
AFLAC Inc.	75,000	4,318,500
Hartford Financial Services Group Inc.	145,000	4,028,100

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT AMERICAN LEADING COMPANIES TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
Insurance - cont’d
MetLife Inc.	65,000	$2,975,050
Prudential Financial Inc.	55,000	3,383,050

Total Insurance		14,704,700

TOTAL FINANCIALS		43,496,070

HEALTH CARE - 12.7%
Biotechnology - 1.4%
Amgen Inc.	52,000	2,864,160	*

Health Care Equipment & Supplies - 3.1%
Medtronic Inc.	50,000	1,916,000
Stryker Corp.	80,000	4,604,800

Total Health Care Equipment & Supplies		6,520,800

Health Care Providers & Services - 3.8%
Aetna Inc.	40,000	1,317,600
UnitedHealth Group Inc.	115,000	4,720,750
WellPoint Inc.	30,000	1,863,600	*

Total Health Care Providers & Services		7,901,950

Pharmaceuticals - 4.4%
Abbott Laboratories	28,000	1,264,480
Johnson & Johnson	75,000	4,482,750
Merck & Co. Inc.	40,000	1,326,800
Pfizer Inc.	125,000	2,277,500

Total Pharmaceuticals		9,351,530

TOTAL HEALTH CARE		26,638,440

INDUSTRIALS - 13.8%
Aerospace & Defense - 4.7%
Boeing Co.	35,000	2,431,800
General Dynamics Corp.	55,000	4,147,000
Lockheed Martin Corp.	42,000	3,343,200

Total Aerospace & Defense		9,922,000

Airlines - 4.1%
Delta Air Lines Inc.	150,000	1,750,500	*
United Continental Holdings Inc.	270,000	6,858,000	*

Total Airlines		8,608,500

Electrical Equipment - 0.7%
Emerson Electric Co.	25,000	1,472,000

Industrial Conglomerates - 4.3%
General Electric Co.	265,000	5,337,100
United Technologies Corp.	45,000	3,658,500

Total Industrial Conglomerates		8,995,600

TOTAL INDUSTRIALS		28,998,100

INFORMATION TECHNOLOGY - 23.6%
Communications Equipment - 3.4%
Cisco Systems Inc.	110,000	2,326,500	*
QUALCOMM Inc.	90,000	4,871,700

Total Communications Equipment		7,198,200

Computers & Peripherals - 6.6%
EMC Corp.	260,000	6,471,400	*
Hewlett-Packard Co.	160,000	7,310,400

Total Computers & Peripherals		13,781,800

Internet Software & Services - 3.1%
eBay Inc.	215,000	6,527,400	*

IT Services - 4.3%
International Business Machines Corp.	50,000	8,100,000
MasterCard Inc., Class A Shares	4,000	946,040

Total IT Services		9,046,040

Semiconductors & Semiconductor Equipment - 2.8%
Texas Instruments Inc.	170,000	5,764,700

Software - 3.4%
Microsoft Corp.	260,000	7,208,500

TOTAL INFORMATION TECHNOLOGY		49,526,640

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT AMERICAN LEADING COMPANIES TRUST

Schedule of investments (unaudited) (cont’d)	January 31, 2011

SECURITY	SHARES	VALUE
MATERIALS - 1.3%
Metals & Mining - 1.3%
United States Steel Corp.	45,000	$2,595,150

TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 1.4%
AT&T Inc.	110,000	3,027,200

Wireless Telecommunication Services - 2.4%
Sprint Nextel Corp.	1,100,000	4,972,000	*

TOTAL TELECOMMUNICATION SERVICES		7,999,200

UTILITIES - 1.9%
Independent Power Producers & Energy Traders - 1.9%
AES Corp.	325,000	4,030,000	*

TOTAL INVESTMENTS - 100.2% (Cost - $128,172,202#)		210,062,945
Liabilities in Excess of Other Assets - (0.2)%		(364,872)

TOTAL NET ASSETS - 100.0%		$209,698,073

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management American Leading Companies Trust (the “Fund”) is a separate series of Legg Mason Investors Trust, Inc. (the “Corporation”) registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service, that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$210,062,945	—	—	$210,062,945

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty

Notes to Schedule of Investments (unaudited) (continued)

defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$84,613,535
Gross unrealized depreciation	(2,722,792)

Net unrealized appreciation	$81,890,743

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investors Trust, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
President and Chief Executive Officer

Date:	March 25, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 25, 2011